Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 120,805	$ 71,396	$ 5,781
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation and RSU's	13,708	6,480	7,271
Amortization of premium, discount and accrued interest on marketable securities	(372)	0	0
Depreciation and amortization	9,194	7,007	5,879
Deferred income taxes	(2,392)	(1,638)	(2,818)
Other	0	0	689
Interest on deposits	(684)	0	0
Remeasurement of warrant liability	(36,463)	(11,967)	0
Remeasurement of restricted sponsor shares	(27,180)	(17,635)	0
Remeasurement of price adjustment shares liabilities	(53,220)	(38,271)	0
Changes in Operating lease right-of-use assets	4,667	0	0
Changes in Operating lease liabilities	(5,955)	0	0
Increase in trade receivables	(12,885)	(1,958)	(19,731)
Increase in deferred revenues	38,966	21,804	47,738
(Increase) decrease in prepaid expenses and other current assets	(5,692)	(8,304)	335
Decrease (Increase) in other non-current assets	227	(1,394)	(339)
Increase in inventories	(3,680)	(1,798)	(693)
(Decrease) increase in trade payables	(5,471)	4,239	(1,433)
(Decrease) increase in other accounts payables and accrued expenses	(8,853)	5,107	22,449
(Decrease) increase in other long-term liabilities	(4,143)	2,984	1,382
Net cash provided by operating activities	20,577	36,052	66,510
Cash flows from investing activities:
Purchases of property and equipment	(6,897)	(5,111)	(6,181)
Cash paid in conjunction with acquisitions, net of acquired cash	0	(20,000)	(15,046)
Purchase of intangible asset	(2,188)	(3,000)	0
Investment in marketable securities	(89,364)	0	0
Proceeds from maturity of marketable securities	22,277	0	0
Investment in short term deposits	(76,000)	(21,000)	(138,500)
Proceeds of short term deposits	60,941	94,337	153,278
Net cash (used in) provided by investing activities	(91,231)	45,226	(6,449)
Cash flows from financing activities:
Repurchase of common stock	0	0	(85)
Exercise of options	12,628	2,305	1,492
Proceeds from employee share purchase plan, net	1,337	0	0
Exercise of public warrants	5	0	0
Payment of dividend	0	(100,000)	(10,000)
Proceeds from Recapitalization transaction, net	0	29,298	0
Net cash provided by (used in) financing activities	13,970	(68,397)	(8,593)
Net (decrease) increase in cash, cash equivalents and restricted cash	(56,684)	12,881	51,468
Net effect of currency translation on cash, cash equivalents and restricted cash	(1,644)	(754)	695
Cash, cash equivalents and restricted cash at beginning of year	145,973	133,846	81,683
Cash and cash equivalents and restricted cash at end of year	87,645	145,973	133,846
Supplemental disclosure of cash flow information:
Income taxes paid	9,053	8,157	2,911
Supplemental disclosure of Non-cash investment activities:
Purchase of property and equipment	0	814	172
Purchase of Intangible assets	$ 664	$ 0	$ 0